Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable for business acquisitions	$ 6,000
Recurring Fair Value Measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	54,464	$ 113,700	$ 231,600
Balance	54,464	113,700	231,600
Nonrecurring Fair Value Measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale		2,600	4,800
Balance		2,600	4,800
Contingent consideration payable for business acquisitions	6,375
Balance	6,375
Level 1 [Member] | Recurring Fair Value Measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	54,464	113,700	231,600
Balance	54,464	113,700	231,600
Level 3 [Member] | Nonrecurring Fair Value Measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale		2,600	4,800
Balance		$ 2,600	$ 4,800
Contingent consideration payable for business acquisitions	6,375
Balance	$ 6,375